K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

December 15, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	TrimTabs ETF Trust – Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File Nos. 333-198603 and 811-22995)

Dear Sir or Madam:

Please find enclosed for filing on behalf of Cambria ETF Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Pre-Effective Amendment No. 1 (the “Pre-Effective Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

On October 3, 2014, the staff of the U.S. Securities and Exchange Commission (“SEC”) provided written comments on the Trust’s Registration Statement, as filed with the SEC on September 5, 2014. The Trust is filing the Pre-Effective Amendment to respond to those comments and make other changes. A copy of the Trust’s written responses to the comments provided by the SEC staff is filed herewith. The Pre-Effective Amendment has been marked to show changes made to the Registration Statement since the filing of the Trust’s Registration Statement on September 5, 2014.

It is the Trust’s intention to seek effectiveness of the Registration Statement as soon as practicable after this filing, but no later than December 31, 2014. If you have any questions concerning the foregoing, please do not hesitate to call me at (202) 778-9475.

Very truly yours,

/s/ Stacy L. Fuller

Stacy L. Fuller

cc:	Charles Biderman
Minyi Chen
TrimTabs Asset Management, LLC